Organization and nature of operations - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Organization and nature of operations
Cash generated from investing activities	¥ (598,535)	$ (84,302,000)	¥ (1,023,997)		¥ (1,714,287)
Cash generated from financing activities	(27,956)	(3,938,000)	(78,454)		1,563,397
Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Capital and reserve funds	1,566		1,566
Related Party
Organization and nature of operations
Initial paid-in capital recorded as other non-current liabilities	1,000		1,000				$ 141,000
Variable Interest Entities
Organization and nature of operations
Cash generated from investing activities | $		$ 0		$ 0		$ 0
Variable Interest Entities | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Consultancy and service fees	¥ 0		¥ 0		¥ 0
Variable Interest Entities | Equity Interest Pledge Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Percentage of pledged equity interests	100.00%	100.00%
Initial paid-in capital recorded as other non-current liabilities	¥ 1,000
Variable Interest Entities | Equity Interest Pledge Agreement | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Business cooperation agreement term	10 years	10 years
Variable Interest Entities | Exclusive Option Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Stock option term	10 years	10 years
Variable Interest Entities | Zhixiang Technology (Shanghai) Co., Ltd. ("Zhixiang WFOE")
Organization and nature of operations
Exclusive asset subscription agreement term	10 years	10 years